SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10  -  SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the financial statements.

On April 28, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Shapeways, Inc., a Delaware corporation (“Shapeways”), Galileo Acquisition Holdings Inc., a Delaware corporation and a wholly-owned subsidiary of Galileo (“Merger Sub”), Galileo Founders Holdings, L.P., a Delaware limited partnership (the “Sponsor”), in the capacity as the representative of the shareholders of Galileo (other than the Shapeways Securityholders) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”) (in such capacity, the “Purchaser Representative”), and Fortis Advisors LLC, in the capacity as the representative of the Shapeways Securityholders from and after the Closing of the Transaction (in such capacity, the “Seller Representative”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Transaction, and following the Domestication and the PIPE Investment (defined below), Merger Sub will merge with and into Shapeways (the “Merger”), with Shapeways continuing as the surviving entity and wholly-owned subsidiary of the Company, and with each Shapeways stockholder receiving shares of the Company common stock at the Closing (as further described below). Simultaneously with entering into the Merger Agreement, the Company entered into Subscription Agreements (as defined below) with investors (“PIPE Investors”) to purchase a total of 7.5 million shares of the Company common stock in a private equity investment (“PIPE”) in the Company at $10.00 per share with aggregate gross proceeds to the Company of $75,000,000. The PIPE Investors include certain existing Shapeways stockholders and a strategic investor.

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of the Company and Shapeways; (ii) approvals of any required governmental authorities and completion of any antitrust expiration periods; (iii) no law or order preventing the Transaction; (iv) the Registration Statement having been declared effective by the SEC; (v) the satisfaction of the $5,000,001 minimum net tangible asset test by the Company; (vi) approval of the Company’s common stock for listing on NYSE; (vii) consummation of the Domestication; and (viii) reconstitution of the post-Closing board of directors as contemplated under the Merger Agreement.

Simultaneously with the execution of the Merger Agreement, the Company and Shapeways entered into subscription agreements (collectively, the “Subscription Agreements”) with PIPE Investors for an aggregate for 7,500,000 shares of the Company’s common stock, par value $0.0001 per share (the “PIPE Shares”), at a price of $10.00 per share, for an aggregate of $75,000,000, in a private placement to be consummated simultaneously with the closing of the Transaction (the “PIPE Investment”). The consummation of the transactions contemplated by the Subscription Agreements is conditioned on the concurrent Closing and other customary closing conditions. Among other things, each PIPE Investor agreed in the Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in the Trust Account held for its public stockholders, and agreed not to, and waived any right to, make any claim against the trust account (including any distributions therefrom). In addition, Shapeways granted certain customary resale registration rights to the PIPE Investors in the Subscription Agreements.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On April 28, 2021, Galileo Acquisition Corp., entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Shapeways, Inc., a Delaware corporation (“Shapeways”), Galileo Acquisition Holdings Inc., a Delaware corporation and a wholly-owned subsidiary of Galileo (“Merger Sub”), Galileo Founders Holdings, L.P., a Delaware limited partnership (the “Sponsor”), in the capacity as the representative of the stockholders of Galileo (other than the Shapeways Securityholders) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”) (in such capacity, the “Purchaser Representative”), and Fortis Advisors LLC, in the capacity as the representative of the Shapeways Securityholders from and after the Closing of the Transaction (in such capacity, the “Seller Representative”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, Galileo will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Transaction, and following the Domestication and the PIPE Investment (defined below), Merger Sub will merge with and into Shapeways (the “Merger”), with Shapeways continuing as the surviving entity and wholly-owned subsidiary of Galileo, and with each Shapeways stockholder receiving shares of Galileo common stock at the Closing (as further described below). Simultaneously with entering into the Merger Agreement, Galileo entered into Subscription Agreements (as defined below) with investors (“PIPE Investors”) to purchase a total of 7.5 million shares of Galileo common stock in a private equity investment (“PIPE”) in Galileo at $10.00 per share with aggregate gross proceeds to Galileo of $75,000,000. The PIPE Investors include certain existing Shapeways stockholders and a strategic investor that has entered into a commercial relationship with Shapeways.

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of Galileo and Shapeways; (ii) approvals of any required governmental authorities and completion of any antitrust expiration periods; (iii) no law or order preventing the Transaction; (iv) the Registration Statement having been declared effective by the SEC; (v) the satisfaction of the $5,000,001 minimum net tangible asset test by Galileo; (vi) approval of the Galileo common stock for listing on NYSE; (vii) consummation of the Domestication; and (viii) reconstitution of the post-Closing board of directors as contemplated under the Merger Agreement.

Simultaneously with the execution of the Merger Agreement, Galileo and Shapeways entered into subscription agreements (collectively, the “Subscription Agreements”) with PIPE Investors for an aggregate for 7,500,000 shares of Galileo’s common stock, par value $0.0001 per share (the “PIPE Shares”), at a price of $10.00 per share, for an aggregate of $75,000,000, in a private placement to be consummated simultaneously with the closing of the Transaction (the “PIPE Investment”). The consummation of the transactions contemplated by the Subscription Agreements is conditioned on the concurrent Closing and other customary closing conditions. Among other things, each PIPE Investor agreed in the Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in Galileo’s trust account held for its public stockholders, and agreed not to, and waived any right to, make any claim against the trust account (including any distributions therefrom). In addition, Shapeways granted certain customary resale registration rights to the PIPE Investors in the Subscription Agreements.